General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salaries and social welfare	$ 761,774	$ 1,765,019	$ 805,048
Service fee	12,369	41,437	84,445
Office expense		1,960	7,302
Stock compensation	69,176	247,134	479,233
Travel Expense	4,848	42,656	35,438
General and administrative expenses	2,593,808	3,675,465	3,192,030
General and administrative expenses [Member]
Salaries and social welfare	1,358,629	1,068,643	862,660
Service fee	750,734	1,493,403	915,228
Office expense	268,555	391,850	388,751
Research & Development		301,713	344,575
Depreciation &Amortization	138,811	79,177	31,739
Stock compensation	69,176	247,134	479,233
Entertainment fee	4,176	22,593
Travel Expense	1,056	17,902	75,080
Others	2,671	53,050	94,764
General and administrative expenses	$ 2,593,808	$ 3,675,465	$ 3,192,030